Property and Equipment, Net (Details) - Schedule of property and equipment - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 2,321,377	$ 2,002,108
Less: accumulated depreciation	(1,233,743)	(968,216)
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	878,928	864,843
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	1,032,079	944,040
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	14,510	26,637
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	193,810	190,704
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 1,435,793	$ 944,100